Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue
Schedule of group's revenues, net of value-added tax, disaggregated by revenue source

	For the Years Ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
ASC 606 revenue:
Management and technical support	23,164	5,196	10,206	1,459
Medical solution	178,442	99,158	70,239	10,044
Medical service	218,595	188,101	294,184	42,068
Medicine income	100,464	82,145	79,699	11,397
ASC 606 revenue	520,665	374,600	454,328	64,968
ASC 842 revenue:
Operating lease income*	13,371	6,719	3,159	452
Sales-type lease income*	3,366	2,637	3,026	432
Direct financing lease income*	—	—	—	—
ASC 842 revenue	16,737	9,356	6,185	884
Total revenue	537,402	383,956	460,513	65,852
*	Operating lease income, sales-type lease income and direct financing lease income were recognized under ASC 842, Leases.